CONVERTIBLE DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Convertible Debt

Convertible Debt Summary
	Debt Type	Debt Classification		Interest Rate	Due Date	Ending
		CT	LT			9/30/2024	12/31/2023

A	Convertible	X		10.0%	1-Jan-17	25,000	$ 25,000
B	Convertible		X	8.0%	31-Dec-26	82,391	82,391
C	Convertible		X	8.0%	31-Dec-26	41,195	41,195
D	Convertible		X	8.0%	31-Dec-26	262,156	262,156
O	Convertible		X	8.0%	31-Dec-26	136,902	136,902
P	Convertible		X	8.0%	31-Dec-26	66,173	66,173
Q	Convertible		X	8.0%	31-Dec-26	65,274	65,274
S	Convertible		X	8.0%	31-Dec-26	63,205	63,205
T	Convertible		X	8.0%	31-Dec-26	313,634	313,634
CC	Convertible	X		12.0%	1-Jan-24	110,000	100,000
KK	Convertible		X	8.0%	31-Dec-26	188,000	188,000
LL	Convertible		X	8.0%	31-Dec-26	749,697	749,697
MM	Convertible		X	8.0%	31-Dec-26	124,690	124,690
NN	Convertible		X	8.0%	31-Dec-26	622,588	622,588
OO	Convertible		X	8.0%	31-Dec-26	620,908	620,908
PP	Convertible		X	8.0%	31-Dec-26	611,428	611,428
QQ	Convertible		X	8.0%	31-Dec-26	180,909	180,909
RR	Convertible		X	8.0%	31-Dec-26	586,804	586,804
SS	Convertible		X	8.0%	31-Dec-26	174,374	174,374
TT	Convertible		X	8.0%	31-Dec-26	345,633	345,633
UU	Convertible		X	8.0%	31-Dec-26	171,304	171,304
VV	Convertible		X	8.0%	31-Dec-26	121,727	121,727
XX	Convertible		X	8.0%	31-Dec-26	112,734	112,734
YY	Convertible		X	8.0%	31-Dec-26	173,039	173,039
ZZ	Convertible		X	8.0%	31-Dec-26	166,603	166,603
AAA	Convertible		X	8.0%	31-Dec-26	104,641	104,641
BBB	Convertible		X	8.0%	31-Dec-26	87,066	87,066
DDD	Convertible		X	8.0%	31-Dec-26	75,262	75,262
EEE	Convertible		X	8.0%	31-Dec-26	160,619	160,619
GGG	Convertible		X	8.0%	31-Dec-26	79,422	79,422
JJJ	Convertible		X	8.0%	31-Dec-26	52,455	52,455
LLL	Convertible		X	8.0%	31-Dec-26	77,992	77,992
MMM	Convertible		X	8.0%	31-Dec-26	51,348	51,348
PPP	Convertible		X	8.0%	31-Dec-26	95,979	95,979
SSS	Convertible		X	8.0%	31-Dec-26	75,000	75,000
TTT	Convertible		X	8.0%	31-Dec-26	80,000	80,000
VVV	Convertible		X	8.0%	31-Dec-26	75,000	75,000
WWW	Convertible		X	8.0%	31-Dec-26	60,000	60,000
XXX	Convertible		X	8.0%	31-Dec-26	100,000	100,000
YYY	Convertible		X	8.0%	31-Dec-26	50,000	50,000
ZZZ	Convertible		X	8.0%	31-Dec-26	40,000	40,000
AAAA	Convertible		X	8.0%	31-Dec-26	66,000	66,000
BBBB	Convertible	X		12.0%	1-Mar-23	-	150,000
CCCC	Convertible	X		10.0%	1-Mar-23	-	120,000
DDDD	Convertible	X		10.0%	31-Dec-24	-	100,000
EEEE	Convertible		X	10.0%	31-Dec-26	15,000	-
FFFF	Convertible		X	10.0%	31-Dec-26	60,000	-
GGGG	Convertible		X	10.0%	31-Dec-26	150,000	-
HHHH	Convertible		X	10.0%	31-Dec-26	107,500	-
IIII	Convertible		X	10.0%	31-Dec-26	150,000	-
JJJJ	Convertible		X	10.0%	31-Dec-26	150,000	-
kkkk	Convertible		X	10.0%	31-Dec-26	175,000	-
LLLL	Convertible		X	10.0%	31-Dec-26	250,000	-

Total Convertible Debt						8,504,652	7,807,152
Less: Discount						(280,700)	(387,819)
Convertible Debt, Net of Discounts						$ 8,223,952	$ 7,419,333
Convertible Debt, Net of Discounts, Current						$ 135,000	$ 240,288
Convertible Debt, Net of Discounts, Long-term						$ 8,088,952	$ 7,179,045

Convertible Debt Summary
	Debt Type	Debt Classification		Interest Rate	Due Date	Ending
		CT	LT			12/31/2023	12/31/2022

A	Convertible	X		10.0%	1-Jan-17	25,000	$ 25,000
B	Convertible		X	8.0%	31-Dec-25	82,391	82,391
C	Convertible		X	8.0%	31-Dec-25	41,195	41,195
D	Convertible		X	8.0%	31-Dec-25	262,156	262,156
O	Convertible		X	8.0%	31-Dec-25	136,902	136,902
P	Convertible		X	8.0%	31-Dec-25	66,173	66,173
Q	Convertible		X	8.0%	31-Dec-25	65,274	65,274
S	Convertible		X	8.0%	31-Dec-25	63,205	63,205
T	Convertible		X	8.0%	31-Dec-25	313,634	313,634
CC	Convertible	X		10.0%	01-Jan-24	100,000	100,000
KK	Convertible		X	8.0%	31-Dec-25	188,000	188,000
LL	Convertible		X	8.0%	31-Dec-25	749,697	749,697
MM	Convertible		X	8.0%	31-Dec-25	124,690	124,690
NN	Convertible		X	8.0%	31-Dec-25	622,588	622,588
OO	Convertible		X	8.0%	31-Dec-25	620,908	620,908
PP	Convertible		X	8.0%	31-Dec-25	611,428	611,428
QQ	Convertible		X	8.0%	31-Dec-25	180,909	180,909
RR	Convertible		X	8.0%	31-Dec-25	586,804	586,804
SS	Convertible		X	8.0%	31-Dec-25	174,374	174,374
TT	Convertible		X	8.0%	31-Dec-25	345,633	345,633
UU	Convertible		X	8.0%	31-Dec-25	171,304	171,304
VV	Convertible		X	8.0%	31-Dec-25	121,727	121,727
XX	Convertible		X	8.0%	31-Dec-25	112,734	112,734
YY	Convertible		X	8.0%	31-Dec-25	173,039	173,039
ZZ	Convertible		X	8.0%	31-Dec-25	166,603	166,603
AAA	Convertible		X	8.0%	31-Dec-25	104,641	104,641
BBB	Convertible		X	8.0%	31-Dec-25	87,066	87,066
DDD	Convertible		X	8.0%	31-Dec-25	75,262	75,262
EEE	Convertible		X	8.0%	31-Dec-25	160,619	160,619
GGG	Convertible		X	8.0%	31-Dec-25	79,422	79,422
JJJ	Convertible		X	8.0%	31-Dec-25	52,455	52,455
LLL	Convertible		X	8.0%	31-Dec-25	77,992	77,992
MMM	Convertible		X	8.0%	31-Dec-25	51,348	51,348
PPP	Convertible		X	8.0%	31-Dec-25	95,979	95,979
SSS	Convertible		X	8.0%	31-Dec-25	75,000	75,000
TTT	Convertible		X	8.0%	31-Dec-25	80,000	80,000
VVV	Convertible		X	8.0%	31-Dec-25	75,000	75,000
WWW	Convertible		X	8.0%	31-Dec-25	60,000	60,000
XXX	Convertible		X	8.0%	31-Dec-25	100,000	100,000
YYY	Convertible		X	8.0%	31-Dec-25	50,000	50,000
ZZZ	Convertible		X	8.0%	31-Dec-25	40,000	40,000
AAAA	Convertible		X	8.0%	31-Dec-25	66,000	66,000
BBBB	Convertible	X		12.0%	1-Mar-23	-	150,000
CCCC	Convertible	X		10.0%	1-Mar-23	-	120,000
DDDD	Convertible		X	10.0%	31-Dec-25	-	100,000

Total Convertible Debt						7,437,152	7,807,152
Less: Discount						(742)	(387,819)
Convertible Debt, Net of Discounts						$ 7,436,410	$ 7,419,333
Convertible Debt, Net of Discounts, Current						$ 125,000	$ 240,288
Convertible Debt, Net of Discounts, Long-term						$ 7,311,410	$ 7,179,045